Fair Value Measurement	6 Months Ended
Jul. 31, 2019
Fair Value Measurement
Fair Value Measurement

17	Fair Value Measurement

The Group measures the following assets and liabilities at fair value on a recurring basis:

●	Financial assets - derivative financial instruments
●	Financial liabilities - derivative financial instruments

Fair value hierarchy

All assets and liabilities measured at fair value to be assigned to a level in the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the entity can access at the measurement date.
Level 2	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3	Unobservable inputs for the asset or liability.

Fair value hierarchy

The table below shows the assigned level for each asset and liability held at fair value by the Group:

	Level 1 NZ$000’s	Level 2 NZ$000’s	Level 3 NZ$000’s	Total
31 July 2019
Financial liabilities
Foreign exchange contracts	-	-	-	-

31 January 2019
Recurring fair value measurements
Financial liabilities
Foreign exchange contracts	-	1,484	-	1,484

There were no transfers between levels during the financial periods.

The carrying amount of trade and other receivables and trade and other payables are assumed to approximate their fair values due to their short-term nature. Bank loans approximate fair value of the carrying amount on the basis of the variable nature of the interest rates associated with the loans.

Valuation techniques for fair value measurements categorised within level 2

The fair value of derivative financial instruments is determined using valuation techniques which maximise the use of observable market data where it is available and relies as little as possible on entity specific estimates.

Valuation techniques for fair value measurements categorised within level 3

The fair value of the derivative on convertible notes was determined using a Black-Scholes model. Measurement inputs include share price on measurement date, expected term of the instrument, risk free rate, expected volatility and expected dividend rate. The Company used valuations specialists to perform these valuations.